Financial Assets and Financial Liabilities_Transferred Financial Assets That Are Not Derecognized In Their Entirety(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Loans Securitised For Senior Debentures Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carrying amount of underlying assets		₩ 2,592,507	₩ 2,501,307
Fair value of underlying assets		2,580,928	2,463,284
Carrying amount of senior debentures		1,507,460	1,460,298
Fair value of senior debentures		₩ 1,595,785	₩ 1,457,459
KB Kookmin Card 3rd Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities			The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]		₩ 601,659
Fair value of underlying assets	[1]		592,358
Carrying amount of senior debentures	[1]		351,207
Fair value of senior debentures	[1]		₩ 342,204
KB Kookmin Card 4th Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 490,465	₩ 560,903
Fair value of underlying assets	[1]	488,251	552,216
Carrying amount of senior debentures	[1]	219,419	347,387
Fair value of senior debentures	[1]	₩ 226,401	₩ 340,820
KB Kookmin Card 5th Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 476,523	₩ 542,861
Fair value of underlying assets	[1]	474,481	534,630
Carrying amount of senior debentures	[1]	299,838	299,795
Fair value of senior debentures	[1]	₩ 304,914	₩ 304,835
KB Kookmin Card 6th Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 701,360	₩ 795,884
Fair value of underlying assets	[1]	698,421	784,080
Carrying amount of senior debentures	[1]	434,492	461,909
Fair value of senior debentures	[1]	₩ 472,861	469,600
KB Kookmin Card 7th Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 924,159
Fair value of underlying assets	[1]	919,775
Carrying amount of senior debentures	[1]	553,711
Fair value of senior debentures	[1]	591,609
Securiteis Under Repurchase Agreement And Loaned Securities Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		15,845,836	11,577,679
Carrying amount of senior debentures		13,398,140	8,884,847
Bonds sold under repurchase agreements
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets	[2]	13,994,352	9,292,858
Carrying amount of senior debentures	[2]	13,398,140	8,884,847
Amounts of the bonds sold under repurchase agreements		2,147,975	4,126,274
Government bond
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		1,831,673	2,259,096
Carrying amount of senior debentures		0	0
Stock
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		19,811	25,725
Carrying amount of senior debentures		₩ 0	₩ 0

[1]	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	Bonds sold under repurchase agreements using borrowed securities as collateral amounts to KRW 4,126,274 million and KRW 2,147,975 million as of December 31, 2019 and 2020, respectively.